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                              [LOGO] Nationwide(R)

                                  Nationwide(R)
                              VA Separate Account-C

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

FHL-474-6/04

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                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VA Separate Account-C.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-860-3946 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VA SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         3,190,634 shares (cost $75,402,674) .........................................   $   75,107,536
      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         742,957 shares (cost $14,993,135) ...........................................       11,567,845
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         11,064,221 shares (cost $11,064,221) ........................................       11,064,221
      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         4,202,805 shares (cost $55,464,906) .........................................       43,877,282
      One Group(R) IT Balanced Portfolio (OGBal)
         11,003,293 shares (cost $165,173,818) .......................................      156,906,956
      One Group(R) IT Bond Portfolio (OGBond)
         10,465,231 shares (cost $114,468,336) .......................................      115,536,151
      One Group(R) IT Diversified Equity Portfolio (OGDivEq)
         6,960,426 shares (cost $103,322,761) ........................................       99,116,460
      One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap)
         2,430,904 shares (cost $36,692,036) .........................................       39,234,795
      One Group(R) IT Equity Index Portfolio (OGEqIndx)
         11,303,712 shares (cost $120,350,187) .......................................      112,132,825
      One Group(R) IT Government Bond Portfolio (OGGvtBd)
         14,922,526 shares (cost $161,396,248) .......................................      166,386,170
      One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
         11,804,059 shares (cost $250,514,753) .......................................      150,737,832
      One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
         9,498,274 shares (cost $169,503,142) ........................................      157,386,404
      One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)
         4,793,804 shares (cost $56,799,990) .........................................       69,941,597
                                                                                         --------------
            Total investments ........................................................    1,208,996,074
   Accounts receivable ...............................................................           32,285
                                                                                         --------------
            Total assets .............................................................    1,209,028,359
Accounts payable .....................................................................               --
                                                                                         --------------
Contract owners' equity (note 4) .....................................................   $1,209,028,359
                                                                                         ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                        Total        FidVIPEI     FidVIPOv     GVITMyMkt
                                                     ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $ 22,292,312    1,229,192      140,879       27,030
   Mortality and expense risk charges (note 2)....     (8,073,989)    (509,914)     (79,859)     (71,663)
                                                     ------------   ----------   ----------   ----------
      Net investment income (loss) ...............     14,218,323      719,278       61,020      (44,633)
                                                     ------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........     88,103,458    7,831,670    1,215,298    8,477,420
   Cost of mutual fund shares sold ...............    (97,208,200)  (8,046,108)  (1,575,578)  (8,477,420)
                                                     ------------   ----------   ----------   ----------
      Realized gain (loss) on investments ........     (9,104,742)    (214,438)    (360,280)          --
   Change in unrealized gain (loss)
      on investments .............................     15,082,136    1,345,888      353,218           --
                                                     ------------   ----------   ----------   ----------
      Net gain (loss) on investments .............      5,977,394    1,131,450       (7,062)          --
                                                     ------------   ----------   ----------   ----------
   Reinvested capital gains ......................        293,640      293,640           --           --
                                                     ------------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 20,489,357    2,144,368       53,958      (44,633)
                                                     ============   ==========   ==========   ==========

                                                     GVITNWFund     OGBal        OGBond      OGDivEq
                                                     ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................      234,539    3,604,746    5,977,619      724,164
   Mortality and expense risk charges (note 2)....     (304,239)  (1,053,649)    (752,764)    (654,592)
                                                     ----------   ----------   ----------   ----------
      Net investment income (loss) ...............      (69,700)   2,551,097    5,224,855       69,572
                                                     ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........    5,102,062    9,652,226    1,968,733    3,671,590
   Cost of mutual fund shares sold ...............   (8,806,559)  (9,613,838)  (1,780,746)  (4,545,638)
                                                     ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ........   (3,704,497)      38,388      187,987     (874,048)
   Change in unrealized gain (loss)
      on investments .............................    4,480,614   (2,624,775)  (5,784,033)   1,186,695
                                                     ----------   ----------   ----------   ----------
      Net gain (loss) on investments .............      776,117   (2,586,387)  (5,596,046)     312,647
                                                     ----------   ----------   ----------   ----------
   Reinvested capital gains ......................           --           --           --           --
                                                     ----------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      706,417      (35,290)    (371,191)     382,219
                                                     ==========   ==========   ==========   ==========

                                                     OGDivMidCap     OGEqIndx      OGGvtBd     OGLgCapGr     OGMidCapGr  OGMidCapV
                                                     -----------   -----------   ----------   -----------   -----------  ----------
Investment activity:
   Reinvested dividends ..........................   $    78,993     1,221,965    8,314,583       368,734            --     369,868
   Mortality and expense risk charges (note 2)....      (257,324)     (742,689)  (1,113,296)   (1,016,690)   (1,056,593)   (460,717)
                                                     -----------   -----------   ----------   -----------   -----------  ----------
      Net investment income (loss) ...............      (178,331)      479,276    7,201,287      (647,956)   (1,056,593)    (90,849)
                                                     -----------   -----------   ----------   -----------   -----------  ----------

   Proceeds from mutual fund shares sold .........     2,306,011     9,789,429    9,762,389    11,479,618    11,535,066   5,311,946
   Cost of mutual fund shares sold ...............    (2,440,425)  (12,001,768)  (9,101,332)  (16,230,644)  (10,789,675) (3,798,469)
                                                     -----------   -----------   ----------   -----------   -----------  ----------
      Realized gain (loss) on investments ........      (134,414)   (2,212,339)     661,057    (4,751,026)      745,391   1,513,477
   Change in unrealized gain (loss)
      on investments .............................     1,704,048     4,478,672   (8,448,339)    7,900,870     8,033,369   2,455,909
                                                     -----------   -----------   ----------   -----------   -----------  ----------
      Net gain (loss) on investments .............     1,569,634     2,266,333   (7,787,282)    3,149,844     8,778,760   3,969,386
                                                     -----------   -----------   ----------   -----------   -----------  ----------
   Reinvested capital gains ......................            --            --           --            --            --          --
                                                     -----------   -----------   ----------   -----------   -----------  ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 1,391,303     2,745,609     (585,995)    2,501,888     7,722,167   3,878,537
                                                     ===========   ===========   ==========   ===========   ===========  ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         Total                       FidVIPEI
                                             ------------------------------   -----------------------
                                                  2004             2003          2004         2003
                                             --------------   -------------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   14,218,323      14,354,044      719,278      908,666
   Realized gain (loss) on investments ...       (9,104,742)    (12,623,394)    (214,438)  (1,603,672)
   Change in unrealized gain (loss)
      on investments .....................       15,082,136      81,274,482    1,345,888    7,219,605
   Reinvested capital gains ..............          293,640              --      293,640           --
                                             --------------   -------------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       20,489,357      83,005,132    2,144,368    6,524,599
                                             --------------   -------------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       41,415,547      94,188,086    1,099,708      333,243
   Transfers between funds ...............               --              --      562,139     (509,177)
   Redemptions (note 3) ..................      (90,059,457)    (77,267,114)  (8,646,548)  (5,466,872)
   Annuity benefits ......................          (48,913)        (37,520)     (16,455)     (12,753)
   Annual contract maintenance charges ...             (179)             --           --           --
   Contingent deferred sales charges
      (note 2) ...........................         (998,971)       (840,301)     (30,642)     (40,065)
   Adjustments to maintain reserves ......           32,832          (7,435)       4,496        2,089
                                             --------------   -------------   ----------   ----------
         Net equity transactions .........      (49,659,141)     16,035,716   (7,027,302)  (5,693,535)
                                             --------------   -------------   ----------   ----------

Net change in contract owners' equity ....      (29,169,784)     99,040,848   (4,882,934)     831,064
Contract owners' equity beginning
   of period .............................    1,238,198,143   1,027,140,264   79,988,623   71,668,657
                                             --------------   -------------   ----------   ----------
Contract owners' equity end of period ....   $1,209,028,359   1,126,181,112   75,105,689   72,499,721
                                             ==============   =============   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       81,261,925      77,631,286    3,383,761    3,900,487
                                             --------------   -------------   ----------   ----------
   Units purchased .......................        6,264,826      11,332,199       91,530       72,566
   Units redeemed ........................       (9,007,918)     (8,853,726)    (385,163)    (385,858)
                                             --------------   -------------   ----------   ----------
   Ending units ..........................       78,518,833      80,109,759    3,090,128    3,587,195
                                             ==============   =============   ==========   ==========

                                                    FidVIPOv                  GVITMyMkt
                                             -----------------------   -----------------------
                                                2004         2003         2004         2003
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........       61,020       29,346      (44,633)     (50,489)
   Realized gain (loss) on investments ...     (360,280)    (989,388)          --           --
   Change in unrealized gain (loss)
      on investments .....................      353,218    1,833,876           --           --
   Reinvested capital gains ..............           --           --           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       53,958      873,834      (44,633)     (50,489)
                                             ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      197,476       48,794      786,349      880,128
   Transfers between funds ...............      270,651     (257,825)   2,051,725      123,266
   Redemptions (note 3) ..................   (1,239,165)    (801,606)  (3,480,062)  (7,298,741)
   Annuity benefits ......................       (9,805)      (6,828)          --           --
   Annual contract maintenance charges ...           (6)          --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (5,238)      (6,184)     (28,139)     (67,099)
   Adjustments to maintain reserves ......        2,352        1,474          170      (24,239)
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........     (783,735)  (1,022,175)    (669,957)  (6,386,685)
                                             ----------   ----------   ----------   ----------

Net change in contract owners' equity ....     (729,777)    (148,341)    (714,590)  (6,437,174)
Contract owners' equity beginning
   of period .............................   12,298,928   10,329,328   11,778,988   21,735,441
                                             ----------   ----------   ----------   ----------
Contract owners' equity end of period ....   11,569,151   10,180,987   11,064,398   15,298,267
                                             ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      884,944    1,052,589      905,729    1,659,910
                                             ----------   ----------   ----------   ----------
   Units purchased .......................       58,719       21,178      761,091      369,162
   Units redeemed ........................     (113,949)    (127,821)    (812,590)    (857,502)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................      829,714      945,946      854,230    1,171,570
                                             ==========   ==========   ==========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    GVITNWFund                    OGBal
                                             ------------------------   -------------------------
                                                 2004         2003          2004          2003
                                             -----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $   (69,700)    (114,265)    2,551,097     3,372,274
   Realized gain (loss) on investments ...    (3,704,497)  (4,054,785)       38,388      (740,256)
   Change in unrealized gain (loss)
      on investments .....................     4,480,614    8,786,616    (2,624,775)    8,357,802
   Reinvested capital gains ..............            --           --            --            --
                                             -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       706,417    4,617,566       (35,290)   10,989,820
                                             -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       564,101      467,025     3,932,874     5,058,828
   Transfers between funds ...............      (271,313)    (559,316)    3,868,635     1,495,507
   Redemptions (note 3) ..................    (4,970,651)  (3,194,301)  (13,139,275)   (9,791,542)
   Annuity benefits ......................       (11,807)      (9,279)           --            --
   Annual contract maintenance charges ...           (34)          --           (48)           --
   Contingent deferred sales charges
      (note 2) ...........................       (24,221)     (24,326)     (131,102)     (107,200)
   Adjustments to maintain reserves ......         3,486        2,215         3,031         3,684
                                             -----------   ----------   -----------   -----------
         Net equity transactions .........    (4,710,439)  (3,317,982)   (5,465,885)   (3,340,723)
                                             -----------   ----------   -----------   -----------

Net change in contract owners' equity ....    (4,004,022)   1,299,584    (5,501,175)    7,649,097
Contract owners' equity beginning
   of period .............................    47,883,873   43,055,172   162,414,848   142,300,618
                                             -----------   ----------   -----------   -----------
Contract owners' equity end of period ....   $43,879,851   44,354,756   156,913,673   149,949,715
                                             ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     2,352,114    2,662,106     8,573,075     8,688,908
                                             -----------   ----------   -----------   -----------
   Units purchased .......................        48,247       61,773       509,547       551,048
   Units redeemed ........................      (277,262)    (265,476)     (799,671)     (762,537)
                                             -----------   ----------   -----------   -----------
   Ending units ..........................     2,123,099    2,458,403     8,282,951     8,477,419
                                             ===========   ==========   ===========   ===========

                                                       OGBond                     OGDivEq
                                             -------------------------   ------------------------
                                                 2004          2003          2004         2003
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........     5,224,855     4,697,291        69,572       16,173
   Realized gain (loss) on investments ...       187,987       192,007      (874,048)    (117,159)
   Change in unrealized gain (loss)
      on investments .....................    (5,784,033)   (2,341,848)    1,186,695    8,071,711
   Reinvested capital gains ..............            --            --            --           --
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (371,191)    2,547,450       382,219    7,970,725
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     6,789,696    19,693,644     4,781,895   11,756,182
   Transfers between funds ...............     4,348,323    (3,023,632)   (1,075,567)   2,740,692
   Redemptions (note 3) ..................    (6,198,072)   (5,891,097)   (5,338,992)  (3,893,781)
   Annuity benefits ......................            --            --            --           --
   Annual contract maintenance charges ...            --            --            --           --
   Contingent deferred sales charges
      (note 2) ...........................      (108,951)      (81,708)     (100,965)     (55,499)
   Adjustments to maintain reserves ......         1,713           141         1,789         (337)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........     4,832,709    10,697,348    (1,731,840)  10,547,257
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....     4,461,518    13,244,798    (1,349,621)  18,517,982
Contract owners' equity beginning
   of period .............................   111,076,394    87,696,413   100,468,880   65,669,013
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   115,537,912   100,941,211    99,119,259   84,186,995
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................     8,356,471     6,763,970    12,202,863    9,913,935
                                             -----------   -----------   -----------   ----------
   Units purchased .......................       997,330     1,786,805       718,928    2,357,374
   Units redeemed ........................      (640,212)     (974,019)     (934,134)    (794,835)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................     8,713,589     7,576,756    11,987,657   11,476,474
                                             ===========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    OGDivMidCap                 OGEqIndx
                                             ------------------------   ------------------------
                                                2004          2003         2004          2003
                                             -----------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (178,331)    (126,041)      479,276      431,711
   Realized gain (loss) on investments ...      (134,414)    (178,375)   (2,212,339)    (618,499)
   Change in unrealized gain (loss)
      on investments .....................     1,704,048    3,421,519     4,478,672    9,081,855
   Reinvested capital gains ..............            --           --            --           --
                                             -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     1,391,303    3,117,103     2,745,609    8,895,067
                                             -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     1,488,079    3,331,840     4,211,458    8,991,902
   Transfers between funds ...............      (596,521)     433,677    (1,231,333)   1,955,357
   Redemptions (note 3) ..................    (2,280,268)  (1,567,763)   (6,204,894)  (4,950,696)
   Annuity benefits ......................            --           --       (10,256)      (8,054)
   Annual contract maintenance charges ...            --           --            --           --
   Contingent deferred sales charges
      (note 2) ...........................       (43,598)     (23,126)      (92,459)     (65,028)
   Adjustments to maintain reserves ......           789        2,948         4,394        1,919
                                             -----------   ----------   -----------   ----------
         Net equity transactions .........    (1,431,519)   2,177,576    (3,323,090)   5,925,400
                                             -----------   ----------   -----------   ----------

Net change in contract owners' equity ....       (40,216)   5,294,679      (577,481)  14,820,467
Contract owners' equity beginning
   of period .............................    39,275,652   27,498,856   112,714,950   80,297,738
                                             -----------   ----------   -----------   ----------
Contract owners' equity end of period ....   $39,235,436   32,793,535   112,137,469   95,118,205
                                             ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................     3,092,031    2,787,156    11,508,551   10,354,233
                                             -----------   ----------   -----------   ----------
   Units purchased .......................       178,138      469,015     1,222,336    1,683,655
   Units redeemed ........................      (290,320)    (258,127)   (1,559,504)    (953,332)
                                             -----------   ----------   -----------   ----------
   Ending units ..........................     2,979,849    2,998,044    11,171,383   11,084,556
                                             ===========   ==========   ===========   ==========

                                                      OGGvtBd                    OGLgCapGr
                                             -------------------------   -------------------------
                                                2004           2003         2004          2003
                                             -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     7,201,287     6,765,389      (647,956)     (722,831)
   Realized gain (loss) on investments ...       661,057       634,661    (4,751,026)   (4,798,730)
   Change in unrealized gain (loss)
      on investments .....................    (8,448,339)   (3,530,653)    7,900,870    21,548,732
   Reinvested capital gains ..............            --            --            --            --
                                             -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (585,995)    3,869,397     2,501,888    16,027,171
                                             -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,232,149    23,150,052     3,349,052     5,839,253
   Transfers between funds ...............      (411,017)   (3,063,299)   (1,711,902)     (978,351)
   Redemptions (note 3) ..................   (11,593,804)  (14,579,759)  (11,701,381)   (8,864,902)
   Annuity benefits ......................          (590)         (606)           --            --
   Annual contract maintenance charges ...            --            --           (40)           --
   Contingent deferred sales charges
      (note 2) ...........................      (134,220)     (143,742)     (110,559)      (93,794)
   Adjustments to maintain reserves ......         2,546            32         3,137         4,720
                                             -----------   -----------   -----------   -----------
         Net equity transactions .........    (4,904,936)    5,362,678   (10,171,693)   (4,093,074)
                                             -----------   -----------   -----------   -----------

Net change in contract owners' equity ....    (5,490,931)    9,232,075    (7,669,805)   11,934,097
Contract owners' equity beginning
   of period .............................   171,879,169   169,614,471   158,412,129   132,014,235
                                             -----------   -----------   -----------   -----------
Contract owners' equity end of period ....   166,388,238   178,846,546   150,742,324   143,948,332
                                             -----------   -----------   -----------   -----------

CHANGES IN UNITS:
   Beginning units .......................    10,206,873    10,193,980     9,113,925     9,560,962
                                             -----------   -----------   -----------   -----------
   Units purchased .......................       932,672     1,926,703       277,679       644,042
   Units redeemed ........................    (1,226,150)   (1,605,989)     (860,355)     (949,145)
                                             -----------   -----------   -----------   -----------
   Ending units ..........................     9,913,395    10,514,694     8,531,249     9,255,859
                                             ===========   ===========   ===========   ===========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     OGMidCapGr                  OGMidCapV
                                             --------------------------   -----------------------
                                                 2004           2003         2004         2003
                                             ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $ (1,056,593)     (841,307)     (90,849)     (11,873)
   Realized gain (loss) on investments ...        745,391      (346,335)   1,513,477       (2,863)
   Change in unrealized gain (loss)
      on investments .....................      8,033,369    14,463,519    2,455,909    4,361,748
   Reinvested capital gains ..............             --            --           --           --
                                             ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      7,722,167    13,275,877    3,878,537    4,347,012
                                             ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      3,930,086     7,501,622    3,052,624    7,135,573
   Transfers between funds ...............     (2,327,204)      228,049   (3,476,616)   1,415,052
   Redemptions (note 3) ..................    (11,550,965)   (8,359,303)  (3,715,380)  (2,606,751)
   Annuity benefits ......................             --            --           --           --
   Annual contract maintenance charges ...            (51)           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (120,418)      (92,083)     (68,459)     (40,447)
   Adjustments to maintain reserves ......          3,439          (718)       1,490       (1,363)
                                             ------------   -----------   ----------   ----------
      Net equity transactions ............    (10,065,113)     (722,433)  (4,206,341)   5,902,064
                                             ------------   -----------   ----------   ----------

Net change in contract owners' equity ....     (2,342,946)   12,553,444     (327,804)  10,249,076
Contract owners' equity beginning
   of period .............................    159,734,209   129,572,368   70,271,500   45,687,954
                                             ------------   -----------   ----------   ----------
Contract owners' equity end of period ....   $157,391,263   142,125,812   69,943,696   55,937,030
                                             ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      5,980,485     6,088,122    4,701,103    4,004,928
                                             ------------   -----------   ----------   ----------
   Units purchased .......................        213,698       526,960      254,911      861,918
   Units redeemed ........................       (577,963)     (569,736)    (530,645)    (349,349)
                                             ------------   -----------   ----------   ----------
   Ending units ..........................      5,616,220     6,045,346    4,425,369    4,517,497
                                             ============   ===========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                              June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)

               Portfolios of the Gartmore GVIT (managed for a fee by an
                  affiliated investment advisor);
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)

               Funds of The One Group(R) Investment Trust (One Group(R) IT);
                  One Group(R) IT Balanced Portfolio (OGBal)
                  One Group(R) IT Bond Portfolio (OGBond)
                  One Group(R) IT Diversified Equity Portfolio (OGDivEq)
                  One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap) One Group(R) IT Equity Index Portfolio (OGEqIndx)
                  One Group(R) IT Government Bond Portfolio (OGGvtBd)
                  One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
                  One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
                  One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)

          At June 30, 2004, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

                                                                     (Continued)

     NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $20,649,085 and $69,169,139, respectively, and total transfers from the Account to the fixed account were $4,815,940 and $22,057,383, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $164,129 and $772,205 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

        NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate, investment income ratio and total return for each six month period in the five-year period ended June 30, 2004.

                                           Contract                                              Investment
                                            Expense                   Unit         Contract        Income       Total
                                             Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ----------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2004 ...........................     1.30%     3,090,128   $24.247528    $ 74,927,965       1.59%        2.81%
        2003 ...........................     1.30%     3,587,195    20.165476      72,337,495       1.88%        9.99%
        2002 ...........................     1.30%     4,559,862    20.855146      95,096,588       1.62%       -6.75%
        2001 ...........................     1.30%     5,135,413    23.474824     120,552,914       1.69%       -1.55%
        2000 ...........................     1.30%     5,610,525    21.544687     120,877,005       1.70%       -3.30%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class
        2004 ...........................     1.30%       829,714    13.817664      11,464,709       1.18%        0.33%
        2003 ...........................     1.30%       945,946    10.670483      10,093,701       0.90%        9.64%
        2002 ...........................     1.30%     1,195,246    11.983722      14,323,496       0.74%       -3.11%
        2001 ...........................     1.30%     1,335,625    13.985593      18,679,509       5.06%      -12.03%
        2000 ...........................     1.30%     1,482,481    18.779911      27,840,861       1.40%       -5.68%

     Gartmore GVIT Money Market Fund - Class I
        2004 ...........................     1.30%       854,230    12.952481      11,064,398       0.24%       -0.40%
        2003 ...........................     1.30%     1,171,570    13.057920      15,298,267       0.37%       -0.28%
        2002 ...........................     1.30%     1,629,355    13.104527      21,351,927       0.52%       -0.03%
        2001 ...........................     1.30%     1,920,721    13.031226      25,029,349       2.26%        1.65%
        2000 ...........................     1.30%     1,213,509    12.512952      15,184,580       2.59%        2.15%

     Gartmore GVIT Nationwide(R) Fund - Class I
        2004 ...........................     1.30%     2,123,099    20.607897      43,752,606       0.51%        1.51%
        2003 ...........................     1.30%     2,458,403    17.993193      44,234,520       0.37%       11.55%
        2002 ...........................     1.30%     3,096,026    18.474573      57,197,758       0.16%       -6.57%
        2001 ...........................     1.30%     3,514,958    20.792740      73,085,608       0.36%       -8.49%
        2000 ...........................     1.30%     3,823,136    24.151274      92,333,606       0.27%        2.69%

     One Group(R) IT Balanced Portfolio
        2004 ...........................     1.30%     8,282,951    18.944175     156,913,673       2.26%        0.00%
        2003 ...........................     1.30%     8,477,419    17.688133     149,949,715       2.94%        8.00%
        2002 ...........................     1.30%     9,689,114    17.209942     166,749,090       0.01%       -8.40%
        2001 ...........................     1.30%    10,213,642    19.116184     195,245,858       1.28%       -3.17%
        2000 ...........................     1.30%    10,094,696    20.095844     202,861,436       1.60%        2.14%

     One Group(R) IT Bond Portfolio
        2004 ...........................     1.30%     8,713,589    13.259509     115,537,912       5.28%       -0.25%
        2003 ...........................     1.30%     7,576,756    13.322484     100,941,211       5.62%        2.76%
        2002 ...........................     1.30%     6,170,066    12.356851      76,242,586       0.02%        3.47%
        2001 ...........................     1.30%     4,883,390    11.444929      55,890,047       3.25%        3.04%
        2000 ...........................     1.30%     1,966,049    10.355257      20,358,942       4.13%        3.25%

     One Group(R) IT Diversified Equity Portfolio
        2004 ...........................     1.30%    11,987,657     8.268443      99,119,259       0.73%        0.43%
        2003 ...........................     1.30%    11,476,474     7.335615      84,186,995       0.65%       10.74%
        2002 ...........................     1.30%     8,850,570     7.473218      66,142,239       0.00%      -15.12%
        2001 ...........................     1.30%     6,216,487     9.284299      57,715,722       0.22%       -6.98%
        2000 ...........................     1.30%     2,336,918    10.703972      25,014,305       0.25%        1.24%

     One Group(R) IT Diversified Mid Cap Portfolio
        2004 ...........................     1.30%     2,979,849    13.166921      39,235,436       0.20%        3.66%
        2003 ...........................     1.30%     2,998,044    10.938310      32,793,535       0.20%       10.87%
        2002 ...........................     1.30%     2,786,564    11.441882      31,883,536       0.00%       -5.92%
        2001 ...........................     1.30%     2,276,288    12.600330      28,681,981       0.14%       -1.87%
        2000 ...........................     1.30%       968,344    12.018518      11,638,060       0.33%       10.35%

     One Group(R) IT Equity Index Portfolio
        2004 ...........................     1.30%    11,171,383    10.027905     112,025,567       1.09%        2.49%
        2003 ...........................     1.30%    11,084,556     8.571808      95,014,686       1.12%       10.67%
        2002 ...........................     1.30%    10,131,736     8.709877      88,246,174       0.00%      -13.96%
        2001 ...........................     1.30%     8,798,831    10.824369      95,241,793       0.40%       -7.49%
        2000 ...........................     1.30%     6,159,051    12.913512      79,534,979       0.60%       -1.39%

                                                                     (Continued)

   NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                           Contract                                              Investment
                                            Expense                   Unit         Contract        Income       Total
                                             Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ----------   ----------   --------------   ----------   ---------
     One Group(R) IT Government Bond Portfolio
        2004 ...........................     1.30%     9,913,395   $16.783645   $  166,382,902       4.92%      -0.33%
        2003 ...........................     1.30%    10,514,694    17.008573      178,839,940       4.53%       2.23%
        2002 ...........................     1.30%     9,208,636    15.695396      144,533,189       0.01%       4.52%
        2001 ...........................     1.30%     7,852,346    14.530208      114,096,226       2.98%       2.23%
        2000 ...........................     1.30%     5,608,503    13.275145       74,453,691       3.22%       3.26%

     One Group(R) IT Large Cap Growth Portfolio
        2004 ...........................     1.30%     8,531,249    17.669432      150,742,324       0.24%       1.66%
        2003 ...........................     1.30%     9,255,859    15.552131      143,948,332       0.10%      12.63%
        2002 ...........................     1.30%    10,601,879    15.386478      163,125,578       0.00%     -21.34%
        2001 ...........................     1.30%    11,242,765    21.641127      243,306,106       0.00%     -12.95%
        2000 ...........................     1.30%    11,101,330    32.566769      361,534,450       0.00%      -0.38%

     One Group(R) IT Mid Cap Growth Portfolio
        2004 ...........................     1.30%     5,616,220    28.024412      157,391,263       0.00%       4.92%
        2003 ...........................     1.30%     6,045,346    23.509955      142,125,812       0.00%      10.46%
        2002 ...........................     1.30%     6,592,528    23.838906      157,158,655       0.00%     -11.70%
        2001 ...........................     1.30%     6,523,738    28.392155      185,222,991       0.00%      -7.27%
        2000 ...........................     1.30%     5,566,423    33.459413      186,249,246       0.00%      14.11%

     One Group(R) IT Mid Cap Value Portfolio
        2004 ...........................     1.30%     4,425,369    15.805167       69,943,696       0.53%       5.74%
        2003 ...........................     1.30%     4,517,497    12.382306       55,937,030       0.59%       8.54%
        2002 ...........................     1.30%     3,885,555    13.440615       52,224,249       0.00%       1.34%
        2001 ...........................     1.30%     3,244,413    13.559465       43,992,498       0.35%       5.74%
        2000 ...........................     1.30%     1,490,615    10.497837       15,648,233       0.76%       3.36%
                                                                                --------------

     2004 Reserves for annuity contracts in payout phase: ...................          526,649
                                                                                --------------
     2004 Contract owners' equity ...........................................   $1,209,028,359
                                                                                ==============
     2003 Reserves for annuity contracts in payout phase: ...................          479,873
                                                                                --------------
     2003 Contract owners' equity ...........................................   $1,126,181,112
                                                                                ==============
     2002 Reserves for annuity contracts in payout phase: ...................          543,568
                                                                                --------------
     2002 Contract owners' equity ...........................................   $1,134,818,633
                                                                                ==============
     2001 Reserves for annuity contracts in payout phase: ...................          640,039
                                                                                --------------
     2001 Contract owners' equity ...........................................   $1,257,380,641
                                                                                ==============
     2000 Reserves for annuity contracts in payout phase: ...................          790,481
                                                                                --------------
     2000 Contract owners' equity ...........................................   $1,234,319,875
                                                                                ==============
     1999 Contract owners' equity ...........................................   $1,061,413,808
                                                                                ==============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the six month period.

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                                       14

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